N-2 - $ / shares	Sep. 01, 2022	Jun. 30, 2022	Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key	0001314966
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	BlackRock Health Sciences Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
BlackRock Health Sciences Trust’s (BME) (the “Trust”)
	investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities of companies engaged in the health sciences and related industries and equity derivatives with exposure to the health sciences industry. The Trust seeks to pursue this goal primarily by investing in a portfolio of equity securities and by employing a strategy of writing (selling) call and put options.
Share Price [Table Text Block]	Market Price and Net Asset Value Per Share Summary

	06/30/22	12/31/21	Change	High	Low
Closing Market Price	$42.40	$48.50	(12.58)%	$48.50	$39.97
Net Asset Value	41.95	47.96	(12.53)	47.96	39.35

Lowest Price or Bid		$ 39.97
Highest Price or Bid		48.5
Lowest Price or Bid, NAV		39.35
Highest Price or Bid, NAV		47.96
Latest Share Price		42.4	$ 48.5
Latest NAV		$ 41.95	$ 47.96
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		13,493,047